Prepayments, Deposits and Other Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Prepayments Deposits And Other Assets Net [Abstract]
Schedule of prepayments, deposits and other assets, net

	As of December 31,
	2018	2017

Advances to suppliers	$138,464	$310,808
Security deposits *	857,676	624,093
Advances to employees	248,191	262,682
Prepaid expense	222,862	12,772
Loan to others **	47,997	908,453
Deferred offering cost	400,640	-
Others	109,721	100,777
	2,025,551	2,219,585
Less: Long term portion	(865,498)	(624,093)
Allowance for doubtful accounts	(14,047)	(19,422)
Prepayments, deposits and other assets – current portion	$1,146,006	$1,576,070

*	Security deposits represent contract fulfillment deposits required by customer for specific projects, rent deposits and etc.

**	The Company had unsecured, non-interest-bearing loan receivables from various vendors. The maturity of these loans are generally within one or two years.

Schedule of allowance for doubtful accounts
	As of December 31,
	2018	2017	2016

Beginning balance	$19,422	$10,648	$-
(Recovery) provision for doubtful accounts	(4,510)	7,760	11,129
Foreign currency translation adjustments	(865)	1,014	(481)
Ending balance	$14,047	$19,422	$10,648